S000074043 [Member] Investment Strategy - TSW Large Cap Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value companies” with large market capitalizations. The Fund considers a company’s market capitalization to be large if it equals or exceeds that of the smallest company in the Russell 1000® Index as of the most recent reconstitution (approximately $7 billion as of the most recent reconstitution prior to December 31, 2025). The Fund will invest primarily in a diversified portfolio of common stocks. Although the Fund will primarily draw its holdings from larger, more seasoned or established companies, it may also invest in companies of varying size as measured by assets, sales or market capitalization. The Fund only purchases securities listed on a U.S. stock exchange and may invest up to 20% of its total assets in American Depositary Receipts (“ADRs”).
The Fund utilizes a bottom‑up, business-focused approach based on study of individual companies and the competitive dynamics of their respective industries. The Fund defines a “value company” as an issuer of securities that the portfolio managers believe provide a discount between their market price and what the portfolio managers believe to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). The portfolio managers intend, under normal circumstances, to have approximately 30‑50 equity securities in the Fund’s portfolio.
In seeking to identify value companies, the portfolio managers first narrow the investment universe using quantitative tools linked to a variety of relative value assessments (including cash flow, earnings and share price). The portfolio managers then combine fundamental research and qualitative analysis to make individual security selections. The portfolio managers seek to invest in the best risk-reward candidates within the universe, companies that they believe remain undervalued despite having attractive fundamentals. As part of the investment process, the portfolio managers typically assess factors such as a company’s future cash flows, catalysts that may reduce the gap between share price and intrinsic value within the next several years, and other potential impacts on expected returns.
The Fund may invest in real estate investment trusts (“REITs”). Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may do so at any time.